BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Useful Lives Applied in Depreciation
Useful lives applied are as follows:

Vessels	30 years
Deferred drydocking expenditure	5 years
Office equipment and fittings	3 years
Our vessels and equipment, net consisted of the following:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Vessels(1)	1,937,443	1,683,596
Office equipment and fittings	645	383
Less: Accumulated depreciation(2)	(44,681)	(300,302)
Total vessels and equipment, net	1,893,407	1,383,677

(1)     Vessels includes the cost of deferred drydocking expenditure. As part of the asset acquisition of the eight LNGCs pursuant to the Vessel SPA and the four LNGCs pursuant to the MSA we revalued the vessels to fair value as of the respective acquisition dates. Fair value was determined in accordance with ASC 820, using a market approach, considering third party vessel valuations and comparable acquisition transactions.

(2)     Depreciation is included within "Depreciation and amortization" in the Statement of Operations. The charges during the Successor Period reflects the impact of remeasurement to fair value of the LNGCs acquired pursuant to the Vessel SPA. See Note 1.